Document and Entity Information	Oct. 09, 2020
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jan. 08, 2021
Entity File Number	001-34096
Entity Registrant Name	BRIDGE BANCORP, INC.
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	11-2934195
Entity Address, Address Line One	2200 Montauk Highway
Entity Address, City or Town	Bridgehampton
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11932
City Area Code	631
Local Phone Number	537-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	BDGE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000846617
Amendment Flag	false